NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
NOTES PAYABLE
NOTES PAYABLE

NOTE 5 - NOTES PAYABLE

On February 19, 2019, the Company entered into a promissory note with a related party in the amount of $17,000, with an interest due at the rates of 8% per annum and a due date of February 19, 2020.

On June 30, 2019, the Company entered into a promissory note with a related party in the amount of $9,300, with an interest due at the rates of 8% per annum and a due date of June 30, 2020. On April 7, 2021, this note was paid in full.

On June 30, 2019, the Company entered into a promissory note with a related party in the amount of $14,500, with an interest due at the rates of 8% per annum and a due date of March 30, 2020.

On February 29, 2020, the Company entered into a promissory note with a related party in the amount of $531,000, with an interest due at the rates of 9.9% per annum and a due date of January 1, 2021.

On February 29, 2020, the Company entered into a promissory note with a related party in the amount of $60,000, with an interest due at the rates of 8% per annum and a due date of February 29, 2021.

On May 5, 2020, the Company entered into a promissory note under the Payroll Protection Program in the amount of $310,000, with an interest due at the rates of 1% per annum and a due date of August 15, 2022. On April 16, 2021, this loan has been forgiven in full.

On July 8, 2020, the company entered into an SBA promissory note in the amount of $150,000, with an interest due at the rates of 3.75% per annum and a due date of August 15, 2022.

On June 4, 2020, the Company entered into a promissory note with a third party in the amount of $20,000, with an interest due at the rates of 8% per annum and a due date of September 5, 2020. This note was offset against an account receivable in the fourth quarter of 2020, and the balance due is $0.

On June 5, 2020, the Company entered into a promissory note with a third party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of June 30, 2020. This note was offset against an account receivable in the fourth quarter of 2020 and the balance due is $0.

On June 8, 2020, the Company entered into a promissory note with a related party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of September 8, 2020. The balance due is $0.

On June 11, 2020, the Company entered into a promissory note with a related party in the amount of $10,000, with an interest due at the rates of 8% per annum and a due date of September 11, 2020. The balance due is $0.

On July 27, 2020, the Company entered into a promissory note with a third-party in the amount of $300,000, with an interest due at the rates of 9% per annum and a due date of August 15, 2022.

The prior majority shareholder, Bryan Glass contributed $26,864 for expenses and fees to reinstate the Company. This money was booked as a capital contribution.

On January 5, 2021, the company entered into a promissory note in the amount of $20,331 with an interest rate of 8% per annum and a due date of April 5, 2021. On April 5, 2021, this note was paid in full.

On March 25, 2021, the Company entered into a 11% secured convertible promissory note with a third-party with a total commitment of $1,666,667 and the first tranche advanced on that date of $777,778. Pursuant to the agreement, the Company issued the lender 116,667 shares of common stock, 116,667 5-year warrants with an exercise price of $1.50 and 116,667 5-year warrants with an exercise price of $2.00. The note had an original issue discount of $77,778.

On January 11, 2019, the Company entered into Lease Services Agreement with a third-party company whereby the Company received funds in the amount of $300,000 as an advance on future services. The Company and third-party desired to reach an amicable settlement to the agreement and agreed on April 2, 2021, to enter into a settlement and mutual release agreement whereby the Company was released from its obligations and the third-party company received 310,000 shares of the Company’s Series C Convertible Preferred Stock

On November 30, 2020, the Company entered into a 6% secured convertible promissory note with a third-party in the amount of $203,000.00. Pursuant to the agreement, the Company issued the lender 350,000 5-year warrants with an exercise price of $1.00. On January 19, 2021, we issued the lender an additional 100,000 warrants on the same terms as the previous warrants, as a penalty pursuant to the agreement. Subsequently, on April 2, 2021, the Company and lender entered into a pay-off letter agreement in the amount of $ 252,875.00 and the Company paid the amount on April 6, 2021. The balance due on this note was $0.

On July 11, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Senior Secured Promissory Note (the “Note”) with first priority over all current and future indebtedness of the Company and any subsidiaries, whether such subsidiaries exist on the issue date or are created or acquired thereafter, excluding the note between the Company and Leonite Capital LLC., in the aggregate principal amount of up to $1,100,000 or so much as has been advanced in one or more tranches. The Note carries an original issue discount of $100,000, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the potential aggregate purchase price of the Note is $ 1,000,000. The initial tranche was paid upon closing in an amount of $500,000, resulting in a current face value of the Note of $550,000. The maturity date of each tranche of the Note is twelve months after the payment of such tranche. The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note is secured with all of the assets of the Company, as described in the Security Agreement attached as Exhibit 10.3 to this Form S-1. The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement.

As additional consideration for the purchase of the Note, the Company agreed to issue to the Investor Warrants (the Warrants”). The Warrants shall be issued upon the advance of each tranche by the Investor to the Company, exercisable for an amount of the Company’s common stock equal to the purchase price of such tranche divided by three. The Warrants have a term of 60 months, and contain full ratchet anti-dilution protection provisions, and have an exercise price of $1.75 per share for 142,857 of the Warrants, and $2.25 per share for 111,111 of the Warrants. If at any time after the six-month anniversary of the issue date of the Warrants, the market price of one share of the Company’s common stock is greater than the exercise price of such Warrant, and there is not an effective registration statement registering the resale of the shares of common stock underlying the Warrants, then the Warrants may be exercised by means of a cashless exercise. The Warrants do not allow for any exercise that would result in the beneficial ownership of greater than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to such exercise, with the exception that the beneficial ownership limitation may be increased or decreased upon no less than 61 days prior notice.

The foregoing summaries of the Purchase Agreement, Purchase Warrant, Registration Rights, Securities Purchase Agreement, Secured Promissory Note, the Warrants and the Pledge and Security Agreement do not purport to be complete and are subject to, and qualified in their entirety by, such documents filed with the Securities and Exchange Commission on July 14, 2021, as exhibits to the Company’s S-1 Registration Statement as Exhibits 10.6, 10.7, 10.8, 10.9, 10.10, 10.11, and 10.12, respectively.

On November 30, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Convertible Promissory Note (the “Note”) with the Company. The Note carries an original issue discount of $25,000, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the aggregate principle of the Note is $275,000. The Closing occurred on December 3, 2021, upon the Company receiving the purchase price of $250,000. The maturity date of each tranche of the Note is nine months after the payment. The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note converts at a fixed rate of $1.08 into common stock unless there is a default under the agreements.

The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement.

Warrants

As additional consideration for the purchase of the Note, the Company agreed to issue to the Investor Warrants (the Warrants”). The Warrants shall be issued upon the advance of each tranche by the Investor to the Company, exercisable for an amount of the Company’s common stock equal to the purchase price of such tranche divided by three. The Warrants have a term of 60 months, and contain full-ratchet anti-dilution protection provisions, and have an exercise price of $1.08 per share for 250,000 Warrants. If at any time after the six-month anniversary of the issue date of the Warrants, the market price of one share of the Company’s common stock is greater than the exercise price of such Warrant, and there is not an effective registration statement registering the resale of the shares of common stock underlying the Warrants, then the Warrants may be exercised by means of a cashless exercise. The Warrants do not allow for any exercise that would result in the beneficial ownership of greater than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to such exercise, with the exception that the beneficial ownership limitation may be increased or decreased upon no less than 61 days prior notice.

The foregoing summaries of the Purchase Agreement, the Note, the Warrants and the Security Agreement do not purport to be complete and are subject to, and qualified in their entirety by, such documents attached as Exhibits 10.1, 10.2, and 4.1, respectively, on Form 8-K filed on December 3, 2021, which are incorporated herein by reference.

On December 29, 2021, the Company entered into a promissory note with a related party in the amount of $150,000, with an interest due at the rates of 12% per annum and is due upon demand. The foregoing summary of the promissory note does not purport to be complete and is subject to, and qualified in its entirety by, such document attached as Exhibit 4.1, to Form 10-K filed with the SEC on April 15, 2022, which is incorporated herein by reference.

On February 18, 2022, the Company entered into three agreements with its executives for accrued and unpaid compensation. The agreements are Convertible Promissory Notes accrue interest at a rate of twelve percent (12%) require monthly interest payments beginning July 31, 2022 and mature on January 31, 2025. They are also convertible into common stock at a fixed rate of $0.54 per share. The foregoing summary of the Letter of Engagement Agreement does not purport to be complete and is subject to, and qualified in its entirety by, such document attached as Exhibit 10.5, 10.6 and 10.7, to Form 10-K filed with the SEC on April 15, 2022, which are incorporated herein by reference.

On February 24, 2022, the Company entered into a Securities Purchase Agreement with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Convertible Promissory Note (the “Note”) with the Company. The Note carries an original issue discount of $18,450, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the aggregate principle of the Note is $172,200. The Closing occurred on February 24, 2022, upon the Company receiving the purchase price of $153,750. The Company is required to make 10 monthly payments beginning April 15, 2022, of $19,286.40. The Note provides that the Investor may not convert any amount of the Note unless the Note is in default and if that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversion.

The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder.

The foregoing summaries of the Purchase Agreement and the Note, do not purport to be complete and are subject to, and qualified in their entirety by, such documents attached as Exhibits 4.2 and 10.1, respectively, to Form 10-K filed with the SEC on April 15, 2022, which are incorporated herein by reference.

On March 31, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Convertible Promissory Note (the “Note”) with the Company. The Note carries an original issue of $12,500, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the aggregate principle of the Note is $137,500. The Closing occurred on March 31, 2022, upon the Company receiving the purchase price of $125,000. The maturity date of each tranche of the Note is nine months after the payment. The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note converts at a fixed rate of $1.25 into common stock unless there is a default under the agreements. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement.

Warrants

As additional consideration for the purchase of the Note, the Company agreed to issue to the Investor Warrants (the Warrants”). The Warrants shall be issued upon the advance of each tranche by the Investor to the Company, exercisable for an amount of the Company’s common stock equal to the purchase price of such tranche divided by three. The Warrants have a term of 60 months, and contain full ratchet anti-dilution protection provisions, and have an exercise price of $1.75 per share for 39,285 of the Warrants, and $2.25 per share for 30,555 of the Warrants. If at any time after the six-month anniversary of the issue date of the Warrants, the market price of one share of the Company’s common stock is greater than the exercise price of such Warrant, and there is not an effective registration statement registering the resale of the shares of common stock underlying the Warrants, then the Warrants may be exercised by means of a cashless exercise. The Warrants do not allow for any exercise that would result in the beneficial ownership of greater than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to such exercise, with the exception that the beneficial ownership limitation may be increased or decreased upon no less than 61 days prior notice.

The foregoing summaries of the Purchase Agreement and the Note, do not purport to be complete and are subject to, and qualified in their entirety by, such documents attached as Exhibits 4.3, 10.2, 10.2 and 10.4, respectively, to Form 10-K filed with the SEC on April 15, 2022, which are incorporated herein by reference.

On May 2, 2022, the Company entered into an amendment to a senior secured convertible promissory note pursuant to which the Company agreed to issue 60,000 shares of common stock and increase the principal amount due under the note by $30,000.

On June 21, 2022, the Company entered into a promissory note with a third-party in the amount of $100,000 with a fixed interest of $25,000 for a total amount due of $125,000 and a due date of 7/21/2022.

Senior Secured Convertible Debenture Offering

On October 26, 2022, the Company closed on an offering of the Debentures (the “Debenture Offering”). The Debentures have an aggregate principal amount of approximately $15,367,966 (including a 15% original issue discount).

The Debentures have a maturity date of October 26, 2024, have an interest rate of ten percent (10.00%) per annum, and are convertible into shares of Common Stock. The conversion price: (i) prior to the date of a Qualified Offering (an offering the Company enters into in connection with the Uplisting) is eighty percent (80%) of the lowest VWAP of the Common Stock during the five (5) trading day period immediately prior to the applicable Conversion Date; (ii) at the Qualified Offering, at the Qualified Offering Conversion Price (the effective price per share paid by investors per share of Common Stock that is sold to the public in the Qualified Offering); or (ii) following the date of the Qualified Offering, eighty percent (80%) of the lowest VWAP of the Common Stock during the ten (10) trading day period immediately prior to the three (3) month anniversary of date of the Qualified Offering.

On the date of the Qualified Offering, the Company will need to repay the lesser of the outstanding principal and an amount equal to the A) the outstanding principal sum on such date, multiplied by (B) the quotient obtained by dividing (1) the gross proceeds of the Qualified Offering by (2) the outstanding principal sum of all Debentures issued and any interest on the aggregate unconverted and then outstanding principal amount of the Debentures. By way of example, if the principal amount outstanding of a Debenture is $500,000, the gross proceeds of the Qualified Offering is $5,000,000 and total amount outstanding of all the Debentures is $10,000,000, then the holder of the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000.

The Debentures were offered pursuant to a Securities Purchase Agreement (the “SPA”) between the Company and the holders of the Debentures. The SPA contains customary representations, warranties and indemnification provisions. The Debentures are secured by a senior security interest in all assets of the Company and its subsidiaries pursuant to that certain Security Agreement, by and among the Company, the Company’s subsidiaries, the holders of the Debentures, and the agent for the holders (the “Security Agreement”).

In addition, pursuant to the SPA, the holders of the Debentures were each issued a warrant to purchase shares of the Common Stock (the “Warrant”). Each Warrant provides for the purchase by the applicable holder of Debentures of a number shares of Common Stock equal to the total principal amount of the Debenture purchased by such holder divided by the average of the VWAP of the Common Stock during the ten (10) trading day period immediately prior to the Closing Date (the “Warrant Shares”). The exercise price of the Warrants is 125% of the conversion price of the Debentures. A total of 8,935,664 Warrants were issued on the Closing Date.

Pursuant to the SPA, the holders of the Debentures were each issued a number of shares of Common Stock (the “Incentive Shares”) equal to 35% of such holder’s subscription amount (without regard for any beneficial ownership limitations) divided by the lower of (i) the closing price of the Common Stock on the Closing Date or (ii) the average of the VWAP of the Common Stock during the ten (10) trading day period immediately prior to the Closing Date. A total of 2,922,849 shares of Common Stock were issued.

Pursuant to the SPA, the Company agreed to use its commercially reasonable efforts to complete a Qualified Offering within six months of the Closing Date. The Company agreed to use its commercially reasonable efforts to cause the filing of a registration statement with the Commission covering the resale of the Incentive Shares, the Warrant Shares, and the shares of Common Stock underlying the Debentures (collectively, the “Underlying Shares”) at the same time as the Qualified Offering and shall use its commercially reasonable efforts to cause such registration statement to become effective at the time of the Qualified Offering. Notwithstanding the foregoing, in the event the Qualified Offering is not completed on or before the six-month anniversary of the Closing Date, (1) the Company shall file a separate registration statement with the Commission covering the resale of the Underlying Shares (a “Separate Registration Statement”,) and shall use its commercially reasonable efforts to cause such Separate Registration Statement to become effective within nine months of the Closing Date.

The foregoing summary of the Debentures, the SPA, the Security Agreement, and the Warrants contains only a brief description of the material terms of the Debentures, the SPA, the Security Agreement, and the Warrants and such description is qualified in its entirety by reference to the full text of each of the Debentures, the SPA, the Security Agreement, and the Warrants.

Convertible Secured Subordinated Promissory Note

In connection with the closing of the purchase of the LLC Interests and the transfer of the Assets, the Company issued the Note to the Seller in the amount of $5,000,000. The Note has an interest rate of eight and one-half percent (8.5%) per annum, requires the Company to remit in repayment of amounts outstanding pursuant to the Noe an amount equal to forty percent (40%) of the net proceeds received by the Company in connection with any offering by the Company of the Company’s securities conducted in connection with the Uplisting. The Company shall pay the Seller interest on a monthly basis. The Note is convertible, at the Seller’s option, into shares of Common Stock at a conversion price of $5.00 per share subject to adjustment: (i) if the Uplisting does not occur prior to the one-year anniversary of the Closing Date or (ii) upon an event of default as described in the Note.

The Note is secured by a subordinated security interest in all assets of Infusionz pursuant to that certain Pledge and Security Agreement, dated as of October 26, 2022, by and between Infusionz as pledgor and the Seller as pledgee (the “Pledge and Security Agreement”), which security interest shall rank junior to all liens and security interests granted by the Company and each of its subsidiaries (including without limitation Infusionz), to the holders of the Debentures.

The foregoing summary of the Note and the Pledge and Security Agreement contains only a brief description of the material terms of the Note and the Pledge and Security Agreement and such description is qualified in its entirety by reference to the full text of each of the Note and the Pledge and Security Agreement

On January 4, 2023, the Company entered into a Promissory Note with 1800 Diagonal Lending for $195,000 and has a 12% interest rate and is due January 4, 2024.

On January 18, 2023, the Company entered into a $300,000 promissory note with Walleye Opportunities Master Fund Ltd. The promissory note has a 10% OID and the principal and interest are due July 18, 2023.

On June 13, 2023, the Company amended its Purchase Agreement with Arena Business Results, LLC. The Company is obligated to issue Commitment Fee Shares equal to the aggregate dollar amount of $800,000.

NOTE 7 - NOTES PAYABLE

On February 29, 2020, the Company entered into a promissory note in the amount of $531,000, with an interest due at the rates of 9.9% per annum and a due date of January 1, 2021.

On May 5, 2020, the Company entered into a promissory note under the Payroll Protection Program in the amount of $310,000, with an interest due at the rates of 1% per annum and a due date of August 15, 2022. On April 16, 2021, this loan has been forgiven in full.

On July 8, 2020, the company entered into an SBA promissory note in the amount of $150,000, with an interest due at the rates of 3.75% per annum and and installment payments of $731 per month to begin in January 2023.

On July 27, 2020, the Company entered into a promissory note with a third-party in the amount of $300,000, with an interest due at the rates of 9% per annum and a due date of August 15, 2022.

On January 5, 2021, the company entered into a promissory note in the amount of $20,331 with an interest rate of 8% per annum and a due date of April 5, 2021. On April 5, 2021, this note was paid in full.

On March 25, 2021, the Company entered into a 11% secured convertible promissory note with a third-party with a total commitment of $1,666,667 and the first tranche advanced on that date of $777,778. Pursuant to the agreement, the Company issued the lender 116,667 shares of common stock, 116,667 5-year warrants with an exercise price of $1.50 and 116,667 5-year warrants with an exercise price of $2.00. The note had an original issue discount of $77,778. The balance due on this note is $0.

On November 30, 2020, the Company entered into a 6% secured convertible promissory note with a third-party in the amount of $203,000.00. Pursuant to the agreement, the Company issued the lender 350,000 5-year warrants with an exercise price of $1.00. On January 19, 2021, we issued the lender an additional 100,000 warrants on the same terms as the previous warrants, as a penalty pursuant to the agreement. Subsequently, on April 2, 2021, the Company and lender entered into a pay-off letter agreement in the amount of $ 252,875.00 and the Company paid the amount on April 6, 2021. The balance due on this note is $0.

On July 11, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Senior Secured Promissory Note (the “Note”) with first priority over all current and future indebtedness of the Company and any subsidiaries, whether such subsidiaries exist on the issue date or are created or acquired thereafter, excluding the note between the Company and Leonite Capital LLC., in the aggregate principal amount of up to $1,100,000 or so much as has been advanced in one or more tranches. The Note carries an original issue discount of $100,000, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the potential aggregate purchase price of the Note is $ 1,000,000. The initial tranche was paid upon closing in an amount of $500,000, resulting in a current face value of the Note of $550,000. The maturity date of each tranche of the Note is twelve months after the payment of such tranche. The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note is secured with all of the assets of the Company, as described in the Security Agreement attached as Exhibit 10.3 to this Form S-1. The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement. The balance due on this note is $0.

As additional consideration for the purchase of the Note, the Company agreed to issue to the Investor Warrants (the Warrants”). The Warrants shall be issued upon the advance of each tranche by the Investor to the Company, exercisable for an amount of the Company’s common stock equal to the purchase price of such tranche divided by three. The Warrants have a term of 60 months, and contain full ratchet anti-dilution protection provisions, and have an exercise price of $1.75 per share for 142,857 of the Warrants, and $ 2.25 per share for 111,111 of the Warrants. If at any time after the six-month anniversary of the issue date of the Warrants, the market price of one share of the Company’s common stock is greater than the exercise price of such Warrant, and there is not an effective registration statement registering the resale of the shares of common stock underlying the Warrants, then the Warrants may be exercised by means of a cashless exercise. The Warrants do not allow for any exercise that would result in the beneficial ownership of greater than 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to such exercise, with the exception that the beneficial ownership limitation may be increased or decreased upon no less than 61 days prior notice.

The foregoing summaries of the Purchase Agreement, Purchase Warrant, Registration Rights, Securities Purchase Agreement, Secured Promissory Note, the Warrants and the Pledge and Security Agreement do not purport to be complete and are subject to, and qualified in their entirety by, such documents filed with the Securities and Exchange Commission on July 14, 2021, as exhibits to the Company’s S-1 Registration Statement as Exhibits 10.6, 10.7, 10.8, 10.9, 10.10, 10.11, and 10.12, respectively.

On November 30, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Convertible Promissory Note (the “Note”) with the Company. The Note carries an original issue discount of $25,000, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the aggregate principle of the Note is $275,000. The Closing occurred on December 3, 2021, upon the Company receiving the purchase price of $250,000. The maturity date of each tranche of the Note is nine months after the payment. The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note converts at a fixed rate of $1.08 into common stock unless there is a default under the agreements.

The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement.

On December 29, 2021, the Company entered into a promissory note with a related party in the amount of $150,000, with an interest due at the rates of 12% per annum and is due upon demand. The foregoing summary of the promissory note does not purport to be complete and is subject to, and qualified in its entirety by, such document attached as Exhibit 4.1, to Form 10-K filed on April 15, 2022, which is incorporated herein by reference.

On February 18, 2022, we entered into three agreements with its executives for accrued and unpaid compensation. The agreements are Convertible Promissory Notes accrue interest at a rate of twelve percent (12%) require monthly interest payments beginning July 31, 2022, and mature on January 31, 2025. They are also convertible into common stock at a fixed rate of $0.54 per share. The foregoing summary of the Letter of Engagement Agreement does not purport to be complete and is subject to, and qualified in its entirety by, such document attached as Exhibit 10.5, 10.6 and 10.7, to Form 10-K filed on April 15, 2022, which are incorporated herein by reference.

On February 24, 2022, the Company entered into a Securities Purchase Agreement with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Convertible Promissory Note (the “Note”) with the Company. The Note carries an original issue discount of $18,450, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the aggregate principle of the Note is $172,200. The Closing occurred on February 24, 2022, upon the Company receiving the purchase price of $153,750. The Company is required to make 10 monthly payments beginning April 15, 2022, of $19,286.40. The Note provides that the Investor may not convert any amount of the Note unless the Note is in default and if that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversion.

The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder.

The foregoing summaries of the Purchase Agreement and the Note do not purport to be complete and are subject to, and qualified in their entirety by, such documents attached as Exhibits 4.2 and 10.1, respectively, to Form 10-K filed on April 15, 2022 and amended on Form 10-K/A on November 14, 2022, which are incorporated herein by reference.

On March 31, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a non-affiliated accredited investor (the “Investor”), pursuant to which the Company agreed to issue and sell directly to the Investor in a private offering (the “Offering”), a Convertible Promissory Note (the “Note”) with the Company. The Note carries an original issue of $12,500, to cover the Investor’s accounting fees, due diligence fees, monitoring, and/or other transactional costs incurred in connection with the purchase and sale of the Note, which is included in the principal balance of the Note. As a result of the original issuance discount, the aggregate principle of the Note is $137,500. The Closing occurred on March 31, 2022, upon the Company receiving the purchase price of $125,000. The maturity date of each tranche of the Note is nine months after the payment. The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note converts at a fixed rate of $1.25 into common stock unless there is a default under the agreements. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement.

On May 2, 2022, the Company entered into an amendment to a senior secured convertible promissory note pursuant to which the Company agreed to issue 60,000 shares of common stock and increase the principal amount due under the note by $30,000.

On June 21, 2022, the Company entered into a promissory note with a third-party in the amount of $100,000 with a fixed interest of $25,000 for a total amount due of $125,000 and a due date of 7/21/2022.

Senior Secured Convertible Debenture Offering

On October 26, 2022, the Company closed on an offering of the Debentures (the “Debenture Offering”). The Debentures have an aggregate principal amount of approximately $15,367,966 (including a 15% original issue discount).

The Debentures have a maturity date of October 26, 2024, have an interest rate of ten percent (10.00%) per annum, and are convertible into shares of Common Stock. The conversion price: (i) prior to the date of a Qualified Offering (an offering the Company enters into in connection with the Uplisting) is eighty percent (80%) of the lowest VWAP of the Common Stock during the five (5) trading day period immediately prior to the applicable Conversion Date; (ii) at the Qualified Offering, at the Qualified Offering Conversion Price (the effective price per share paid by investors per share of Common Stock that is sold to the public in the Qualified Offering); or (ii) following the date of the Qualified Offering, eighty percent (80%) of the lowest VWAP of the Common Stock during the ten (10) trading day period immediately prior to the three (3) month anniversary of date of the Qualified Offering.

On the date of the Qualified Offering, the Company will need to repay the lesser of the outstanding principal and an amount equal to the A) the outstanding principal sum on such date, multiplied by (B) the quotient obtained by dividing (1) the gross proceeds of the Qualified Offering by (2) the outstanding principal sum of all Debentures issued and any interest on the aggregate unconverted and then outstanding principal amount of the Debentures. By way of example, if the principal amount outstanding of a Debenture is $500,000, the gross proceeds of the Qualified Offering is $5,000,000 and total amount outstanding of all the Debentures is $10,000,000, then the holder of the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000.

The Debentures were offered pursuant to a Securities Purchase Agreement (the “SPA”) between the Company and the holders of the Debentures. The SPA contains customary representations, warranties and indemnification provisions. The Debentures are secured by a senior security interest in all assets of the Company and its subsidiaries pursuant to that certain Security Agreement, by and among the Company, the Company’s subsidiaries, the holders of the Debentures, and the agent for the holders (the “Security Agreement”).

In addition, pursuant to the SPA, the holders of the Debentures were each issued a warrant to purchase shares of the Common Stock (the “Warrant”). Each Warrant provides for the purchase by the applicable holder of Debentures of a number shares of Common Stock equal to the total principal amount of the Debenture purchased by such holder divided by the average of the VWAP of the Common Stock during the ten (10) trading day period immediately prior to the Closing Date (the “Warrant Shares”). The exercise price of the Warrants is 125% of the conversion price of the Debentures. A total of 8,935,664 Warrants were issued on the Closing Date.

Pursuant to the SPA, the holders of the Debentures were each issued a number of shares of Common Stock (the “Incentive Shares”) equal to 35% of such holder’s subscription amount (without regard for any beneficial ownership limitations) divided by the lower of (i) the closing price of the Common Stock on the Closing Date or (ii) the average of the VWAP of the Common Stock during the ten (10) trading day period immediately prior to the Closing Date. A total of 2,922,849 shares of Common Stock were issued.

Pursuant to the SPA, the Company agreed to use its commercially reasonable efforts to complete a Qualified Offering within six months of the Closing Date. The Company agreed to use its commercially reasonable efforts to cause the filing of a registration statement with the Commission covering the resale of the Incentive Shares, the Warrant Shares, and the shares of Common Stock underlying the Debentures (collectively, the “Underlying Shares”) at the same time as the Qualified Offering and shall use its commercially reasonable efforts to cause such registration statement to become effective at the time of the Qualified Offering. Notwithstanding the foregoing, in the event the Qualified Offering is not completed on or before the six-month anniversary of the Closing Date, (1) the Company shall file a separate registration statement with the Commission covering the resale of the Underlying Shares (a “Separate Registration Statement”,) and shall use its commercially reasonable efforts to cause such Separate Registration Statement to become effective within nine months of the Closing Date.

The foregoing summary of the Debentures, the SPA, the Security Agreement, and the Warrants contains only a brief description of the material terms of the Debentures, the SPA, the Security Agreement, and the Warrants and such description is qualified in its entirety by reference to the full text of each of the Debentures, the SPA, the Security Agreement, and the Warrants.

Convertible Secured Subordinated Promissory Note

In connection with the closing of the purchase of the LLC Interests and the transfer of the Assets, the Company issued the Note to the Seller in the amount of $5,000,000.00. The Note has an interest rate of eight and one-half percent (8.5%) per annum, requires the Company to remit in repayment of amounts outstanding pursuant to the Noe an amount equal to forty percent (40%) of the net proceeds received by the Company in connection with any offering by the Company of the Company’s securities conducted in connection with the Uplisting. The Company shall pay the Seller interest on a monthly basis. The Note is convertible, at the Seller’s option, into shares of Common Stock at a conversion price of $5.00 per share subject to adjustment: (i) if the Uplisting does not occur prior to the one-year anniversary of the Closing Date or (ii) upon an event of default as described in the Note.

The Note is secured by a subordinated security interest in all assets of Infusionz pursuant to that certain Pledge and Security Agreement, dated as of October 26, 2022, by and between Infusionz as pledgor and the Seller as pledgee (the “Pledge and Security Agreement”), which security interest shall rank junior to all liens and security interests granted by the Company and each of its subsidiaries (including without limitation Infusionz), to the holders of the Debentures.

The foregoing summary of the Note and the Pledge and Security Agreement contains only a brief description of the material terms of the Note and the Pledge and Security Agreement and such description is qualified in its entirety by reference to the full text of each of the Note and the Pledge and Security Agreement